Interest-bearing loans and borrowings - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Total liability-related other changes	$ 57,726,000	$ 4,820,000
Equity
Repayment of commercial paper (Note 16)	(359,295,000)
Amortization of below par issuance (Note 16)	96,000
New leases (Note 16)	25,703,000
Interest expense (Note 6)	14,414,000
Total equity-related other changes (Note 14)	470,460,000	108,312,000
Total
Liabilities and equity beginning balance	4,056,714,000	4,134,769,000
Restated balance		4,056,714,000
Proceeds from loans and borrowings (Note 16)		1,037,255,000
Proceeds from issue of other borrowings (Note 16)	630,000,000	62,446,000
Purchase treasury shares (Note 14)	263,827,000	(30,965,000)
Proceeds from sale of treasury shares (Note 14)	(118,488,000)
Purchase treasury shares (Note 14)	0	124,425,000
Repayment of sale and leaseback liability (Note 16)	(22,853,000)
Transaction costs related to loans and borrowings (Note 16)	(8,083,000)	(9,721,000)
Repayment of borrowings (Note 16)	(994,989,000)	(1,318,398,000)
Repayment of lease liabilities (Note 16)	(37,779,000)	(30,214,000)
Dividend paid	(352,041,000)	(26,015,000)
Total changes from financing cash flows	(999,701,000)	(191,187,000)
Amortization of transaction costs (Note 16)	6,268,000	4,812,000
Amortization of above par issuance (Note 16)	(175,000)	(94,000)
Translation differences (Note 16)	11,420,000	102,000
Total equity-related other changes (Note 14)	470,460,000	108,312,000
Liabilities and equity ending balance	3,585,199,000	4,056,714,000
Loans and borrowings
Liabilities
Liabilities beginning balance	1,223,451,000	1,560,002,000
Proceeds from loans and borrowings (Note 16)	630,000,000	986,755,000
Proceeds from issue of other borrowings (Note 16)	0	0
Purchase treasury shares (Note 14)	0	0
Proceeds from sale of treasury shares (Note 14)	0
Proceeds from sale and leaseback agreement (Note 16)	0	0
Transaction costs related to loans and borrowings (Note 16)	(8,083,000)	(9,046,000)
Repayment of borrowings (Note 16)	(993,989,000)	(1,318,398,000)
Repayment of commercial paper (Note 16)	0
Repayment of lease liabilities (Note 16)	0	0
Dividend paid	0	0
Total changes from financing cash flows, liabilities	(372,072,000)	(340,689,000)
Amortization of transaction costs (Note 16)	5,481,000	4,138,000
Amortization of above par issuance (Note 16)	0	0
Amortization of below par issuance (Note 16)	0
New leases (Note 16)	0
Interest expense (Note 6)	0
Translation differences (Note 16)	0	0
Total liability-related other changes	5,481,000	4,138,000
Liabilities ending balance	856,860,000	1,223,451,000
Total
Restated balance		1,223,451,000
Other Notes
Liabilities
Liabilities beginning balance	198,571,000	148,166,000
Proceeds from loans and borrowings (Note 16)	0	50,500,000
Proceeds from issue of other borrowings (Note 16)	0	0
Purchase treasury shares (Note 14)	0	0
Proceeds from sale of treasury shares (Note 14)	0
Proceeds from sale and leaseback agreement (Note 16)	0	0
Transaction costs related to loans and borrowings (Note 16)	0	(675,000)
Repayment of borrowings (Note 16)	(1,000,000)	0
Repayment of commercial paper (Note 16)	0
Repayment of lease liabilities (Note 16)	0	0
Dividend paid	0	0
Total changes from financing cash flows, liabilities	(1,000,000)	49,825,000
Amortization of transaction costs (Note 16)	787,000	674,000
Amortization of above par issuance (Note 16)	(175,000)	(94,000)
Amortization of below par issuance (Note 16)	96,000
New leases (Note 16)	0
Interest expense (Note 6)	0
Translation differences (Note 16)	0	0
Total liability-related other changes	708,000	580,000
Liabilities ending balance	198,279,000	198,571,000
Total
Restated balance		198,571,000
Other borrowings
Liabilities
Liabilities beginning balance	247,213,000	60,342,000
Proceeds from loans and borrowings (Note 16)	0	0
Proceeds from issue of other borrowings (Note 16)	263,827,000	62,446,000
Purchase treasury shares (Note 14)	0	0
Proceeds from sale of treasury shares (Note 14)	0
Proceeds from sale and leaseback agreement (Note 16)	(22,853,000)	124,425,000
Transaction costs related to loans and borrowings (Note 16)	0	0
Repayment of borrowings (Note 16)	0	0
Repayment of commercial paper (Note 16)	(359,295,000)
Repayment of lease liabilities (Note 16)	0	0
Dividend paid	0	0
Total changes from financing cash flows, liabilities	(118,321,000)	186,871,000
Amortization of transaction costs (Note 16)	0	0
Amortization of above par issuance (Note 16)	0	0
Amortization of below par issuance (Note 16)	0
New leases (Note 16)	0
Interest expense (Note 6)	11,127,000
Translation differences (Note 16)	11,334,000	0
Total liability-related other changes	22,461,000	0
Liabilities ending balance	151,352,620	247,213,000
Total
Restated balance		247,213,000
Lease liabilities
Liabilities
Liabilities beginning balance	75,624,000	105,736,000
Proceeds from loans and borrowings (Note 16)	0	0
Proceeds from issue of other borrowings (Note 16)	0	0
Purchase treasury shares (Note 14)	0	0
Proceeds from sale of treasury shares (Note 14)	0
Proceeds from sale and leaseback agreement (Note 16)	0	0
Transaction costs related to loans and borrowings (Note 16)	0	0
Repayment of borrowings (Note 16)	0	0
Repayment of commercial paper (Note 16)	0
Repayment of lease liabilities (Note 16)	(37,779,000)	(30,214,000)
Dividend paid	0	0
Total changes from financing cash flows, liabilities	(37,779,000)	(30,214,000)
Amortization of transaction costs (Note 16)	0	0
Amortization of above par issuance (Note 16)	0	0
Amortization of below par issuance (Note 16)	0
New leases (Note 16)	25,703,000
Interest expense (Note 6)	3,287,000
Translation differences (Note 16)	86,000	102,000
Total liability-related other changes	29,076,000	102,000
Liabilities ending balance	66,921,070.00	75,624,000
Total
Restated balance		75,624,000
Share capital / premium
Equity
Equity beginning balance	1,941,697,000	1,941,697,000
Proceeds from loans and borrowings (Note 16)	0	0
Proceeds from issue of other borrowings (Note 16)	0	0
Proceeds from sale of treasury shares (Note 14)	0
Purchase treasury shares (Note 14)	0
Repayment of sale and leaseback liability (Note 16)	0
Transaction costs related to loans and borrowings (Note 16)	0	0
Repayment of borrowings (Note 16)	0	0
Repayment of commercial paper (Note 16)	0
Repayment of lease liabilities (Note 16)	0	0
Dividend paid	0	0
Total changes from financing cash flows, equity	0	0
Total equity-related other changes (Note 14)	0	0
Equity ending balance	1,941,697,000	1,941,697,000
Total
Total equity-related other changes (Note 14)	0	0
Increase (Decrease) Through Financing Cash Flows, Equity Arising From Financing Activities, Proceeds From Issue Of Other Notes		0
Increase (Decrease) Through Financing Cash Flows, Equity Arising From Financing Activities, Proceeds From Settlement Of Derivatives		0
Reserves
Equity
Equity beginning balance	(4,284,000)	(2,287,000)
Proceeds from loans and borrowings (Note 16)	0	0
Proceeds from issue of other borrowings (Note 16)	0	0
Proceeds from sale of treasury shares (Note 14)	0
Purchase treasury shares (Note 14)	0
Repayment of sale and leaseback liability (Note 16)	0
Transaction costs related to loans and borrowings (Note 16)	0	0
Repayment of borrowings (Note 16)	0	0
Repayment of commercial paper (Note 16)	0
Repayment of lease liabilities (Note 16)	0	0
Dividend paid	0	0
Total changes from financing cash flows, equity	0	0
Total equity-related other changes (Note 14)	(2,237,000)	(1,997,000)
Equity ending balance	(6,521,000)	(4,284,000)
Total
Total equity-related other changes (Note 14)	(2,237,000)	(1,997,000)
Increase (Decrease) Through Financing Cash Flows, Equity Arising From Financing Activities, Proceeds From Issue Of Other Notes		0
Increase (Decrease) Through Financing Cash Flows, Equity Arising From Financing Activities, Proceeds From Settlement Of Derivatives		0
Treasury shares
Equity
Equity beginning balance	(45,616,000)	(14,651,000)
Proceeds from loans and borrowings (Note 16)	0	0
Proceeds from issue of other borrowings (Note 16)	0	(30,965,000)
Proceeds from sale of treasury shares (Note 14)	(118,488,000)
Purchase treasury shares (Note 14)	0
Repayment of sale and leaseback liability (Note 16)	0
Transaction costs related to loans and borrowings (Note 16)	0	0
Repayment of borrowings (Note 16)	0	0
Repayment of commercial paper (Note 16)	0
Repayment of lease liabilities (Note 16)	0	0
Dividend paid	0	0
Total changes from financing cash flows, equity	(118,488,000)	(30,965,000)
Total equity-related other changes (Note 14)	0	0
Equity ending balance	(164,104,000)	(45,616,000)
Total
Total equity-related other changes (Note 14)	0	0
Increase (Decrease) Through Financing Cash Flows, Equity Arising From Financing Activities, Proceeds From Issue Of Other Notes		0
Increase (Decrease) Through Financing Cash Flows, Equity Arising From Financing Activities, Proceeds From Settlement Of Derivatives		0
Retained earnings
Equity
Equity beginning balance	420,058,000	335,764,000
Proceeds from loans and borrowings (Note 16)	0	0
Proceeds from issue of other borrowings (Note 16)	0	0
Proceeds from sale of treasury shares (Note 14)	0
Purchase treasury shares (Note 14)	0
Repayment of sale and leaseback liability (Note 16)	0
Transaction costs related to loans and borrowings (Note 16)	0	0
Repayment of borrowings (Note 16)	0	0
Repayment of commercial paper (Note 16)	0
Repayment of lease liabilities (Note 16)	0	0
Dividend paid	(352,041,000)	(26,015,000)
Total changes from financing cash flows, equity	(352,041,000)	(26,015,000)
Total equity-related other changes (Note 14)	472,697,000	110,309,000
Equity ending balance	540,714,000	420,058,000
Total
Total equity-related other changes (Note 14)	$ 472,697,000	110,309,000
Increase (Decrease) Through Financing Cash Flows, Equity Arising From Financing Activities, Proceeds From Issue Of Other Notes		0
Increase (Decrease) Through Financing Cash Flows, Equity Arising From Financing Activities, Proceeds From Settlement Of Derivatives		$ 0